Corporate Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Corporate Information [Abstract]
Corporate Information [Text Block]

1. Corporate Information

RepliCel Life Sciences Inc. (the "Company" or "RepliCel") was incorporated under the Ontario Business Corporations Act on April 24, 1967 but was continued from Ontario to British Columbia on June 22, 2011.  Its common shares are listed for trading in Canada on the TSX Venture Exchange, trading under the symbol RP, and in the United States on the OTCQB, trading under the symbol REPCF.

RepliCel is a regenerative medicine company focused on developing autologous cell therapies that treat functional cellular deficits including chronic tendon injuries, androgenetic alopecia and skin aging.

The address of the Company's corporate office and principal place of business is Suite 900 - 570 Granville Street, Vancouver, BC, V6C 3P1.